THE NOTTINGHAM INVESTMENT TRUST II

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                       EARNEST PARTNERS FIXED INCOME TRUST
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                          SUPPLEMENT TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                                January 24, 2007


This Supplement to the Prospectus ("Prospectus") and Statement of Additional Information ("SAI"), each dated July 31, 2006 for the EARNEST Partners Fixed Income Trust ("Fund"), a series of The Nottingham Investment Trust II ("Trust"), updates the Prospectus and SAI to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The Prospectus and SAI are being revised in order to (i) reflect the replacement of John M. Friedman with Christopher J. Fitze on the portfolio management team for the Fund; and (ii) update information regarding the Trustees and officers of the Trust.

o Effective December 29, 2006, the second paragraph on page 7 of the Prospectus under the section entitled "Management of the Fund - The Investment Advisor" is being amended in its entirety and replaced to read as follows:

     "EARNEST Partners, LLC, 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309, was established in 1997 as a limited liability company organized under the laws of Georgia and is a wholly owned subsidiary of EARNEST Holdings, LLC, a Delaware limited liability company. As of June 30, 2006, the Advisor had approximately $24.9 billion in assets under management and provides investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations. The Fund is primarily managed by an investment team consisting of Douglas S. Folk, CFA and Christopher J.
     Fitze, who are responsible for the day-to-day management of the Fund's portfolio. Mr. Folk is a Partner at the Advisor and became a portfolio manager of the Fund in 1998. Mr. Folk has served as President of the Fund since 2004, and was Vice President of the Fund's former advisor from 1996 until the acquisition in 1999. Previously, Mr. Folk was a portfolio manager with Southern Farm Bureau Life Insurance Company. Mr. Fitze has been an Analyst and Investment Manager at the Advisor since 2003 and became a portfolio manager of the Fund at the end of 2006."

o Effective December 29, 2006, the table beginning on page 12 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers" is being amended in its entirety and replaced to read as follows:

----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                                                     Number of
                                                                                    Portfolios
                                                                                      in Fund
                         Position(s)    Length of                                      Complex
      Name, Age,          held with       Time        Principal Occupation(s)       Overseen       Other Directorships
     And Address         Fund/Trust      Served         During Past 5 Years        by Trustee        Held by Trustee
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                   Independent Trustees
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Jack E. Brinson, 74     Trustee,       Since 1990  Retired; previously,  President       6       Independent  Trustee of the
                        Chairman                   of   Brinson   Investment   Co.               following:   Gardner  Lewis
                                                   (personal    investments)   and               Investment  Trust  for  the
                                                   President       of      Brinson               three series of that trust;
                                                   Chevrolet,      Inc.      (auto               New  Providence  Investment
                                                   dealership).                                  Trust for the one series of
                                                                                                 that trust; Hillman Capital
                                                                                                 Management Investment Trust
                                                                                                 for the two  series of that
                                                                                                 trust;      and      Tilson
                                                                                                 Investment  Trust  for  the
                                                                                                 two  series  of that  trust
                                                                                                 (all registered  investment
                                                                                                 companies)
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
James H. Speed, Jr., 53 Trustee        Since 2002  President  and CEO of NC Mutual       6       Member    of    Board   of
                                                   Insurance  Company   (insurance               Directors   of  NC  Mutual
                                                   company)    since   May   2003;               Life Insurance Company
                                                   President  of  Speed  Financial
                                                   Group, Inc. (consulting/private
                                                   investments)  from  March  2000
                                                   to April 2003.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                    Interested Trustee*
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Keith A. Lee, 46        Trustee;       Trustee     Senior Vice  President of Brown       6                  None
1201 N. Calvert Street  Vice           since       Capital    Management,     Inc.
Baltimore, MD 21202     President      2002;       (advisor  of The Brown  Capital
                        and            Vice        Management   Funds)   and  Vice
                        Principal      President   President of The Brown  Capital
                        Executive      since       Management  Funds;  Trustee  of
                        Officer, The   1992;       the Trust since June 2002.
                        Brown          Principal
                        Capital        Executive
                        Management     Officer
                        Funds          since 2002
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
* Basis of  Interestedness:  Mr. Lee is an Interested Trustee because he is an officer of Brown Capital  Management,  Inc., the advisor of The Brown Capital Management Funds.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
                                                      Other Officers
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Eddie C. Brown, 66      President,     Since 1992  President   of  Brown   Capital      n/a                 n/a
1201 N. Calvert Street  The Brown                  Management,  Inc.;  previously,
Baltimore, MD 21202     Capital                    Trustee  of the Trust from 1992
                        Management                 until June 2002.
                        Funds
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Richard K. Bryant, 47   Vice           Since 2006  President       of      Capital      n/a                 n/a
Post Office Box 32249   President                  Investment      Group,     Inc.
Raleigh, NC 27622                                  (distributor   of  the   Fund);
                                                   Vice   President   of   Capital
                                                   Investment    Counsel,    Inc.;
                                                   President       of      Capital
                                                   Investment   Brokerage,    Inc.
                                                   (broker/dealer    firm);    and
                                                   President  of  N.C.  Securities
                                                   Association              (trade
                                                   organization);      Previously,
                                                   Trustee  of the Trust from 1990
                                                   until  June 2002 and  September
                                                   2002 until August 2006.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
R. Mark Fields, 54      Vice           Since 1992  Manager  of Client  Service  at      n/a                 n/a
119 S. President        President,                 EARNEST Partners,  LLC (advisor
Street                  the Fund                   of   the   Fund);   previously,
2nd Floor                                          Partner  of  EARNEST  Partners,
Jackson, MS 39201                                  LLC.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------

----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Douglas S. Folk, 46     President      Since 2004  Partner and  Portfolio  Manager      n/a                 n/a
1180 Peachtree Street   and                        of EARNEST Partners, LLC.
Suite 2300              Principal
Atlanta, GA 30309       Executive
                        Officer, the
                        Fund
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Tracey L. Hendricks,    Treasurer      Since 2004  Chief Financial  Officer of The      n/a                 n/a
39**                    and                        Nottingham              Company
                        Assistant                  (administrator   to  the  Fund)
                        Secretary                  since   August    2006;    Vice
                                                   President      of     Financial
                                                   Reporting,     Tax,    Internal
                                                   Audit,  and  Compliance  of The
                                                   Nottingham     Company    since
                                                   2004;     previously,      Vice
                                                   President  of Special  Projects
                                                   of The Nottingham  Company from
                                                   2001 to 2004.
----------------------- -------------- ----------- -------------------------------- ------------ ---------------------------
Julian G. Winters,38**  Secretary,     Since 2004  Vice  President  of  Compliance      n/a                 n/a
                        Assistant                  Administration      of      The
                        Treasurer,                 Nottingham Company.
                        and Chief
                        Compliance
                        Officer
----------------------------------------------------------------------------------------------------------------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
----------------------------------------------------------------------------------------------------------------------------

o Effective December 29, 2006, the table on page 14 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers - Beneficial Equity Ownership Information" is being amended in its entirety and replaced to read as follows:

     Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of each Fund's equity securities beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2005. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over
     $100,000.

------------------------------ --------------------------- ---------------------------
                                                            Aggregate Dollar Range of
                                                            Equity Securities in All
                                                            Funds Overseen or to be
                                                             Overseen by Trustee in
                                 Dollar Range of Equity       Family of Investment
       Name of Trustee           Securities in the Fund            Companies*
------------------------------ --------------------------- ---------------------------
                                Independent Trustees
------------------------------ --------------------------- ---------------------------
Jack E. Brinson                            A                           A
------------------------------ --------------------------- ---------------------------
James H. Speed, Jr.                        A                           A
------------------------------ --------------------------- ---------------------------
                                 Interested Trustees
------------------------------ --------------------------- ---------------------------
Keith A. Lee                               A                           E
------------------------------ --------------------------- ---------------------------

   * Includes all the funds of the Trust.

o Effective December 29, 2006, the paragraph and table on page 15 of the SAI under the section entitled "Management and Other Service Providers - Trustees and Officers - Compensation" is being amended in its entirety and replaced to read as follows:

     Compensation. Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust will receive no salary or fees from the Trust. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2006. Each of the Trustees currently serves as a Trustee to the six funds of the Trust, including the Fund.

--------------------------------------- ------------------ ------------------ ------------------ -------------------
                                                               Pension or                             Total
                                                               Retirement                          Compensation
                                            Aggregate        Benefits Accrued  Estimated Annual   from  the Fund
                                           Compensation      As Part of Fund     Benefits Upon       and Trust
       Name of Person, Position           from the Fund         Expenses          Retirement      Paid to Trustees
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Jack E. Brinson, Independent Trustee         $1,183              None               None               $7,200
--------------------------------------- ------------------ ------------------ ------------------ -------------------
James H. Speed, Jr., Independent             $1,283              None               None               $7,800
Trustee
--------------------------------------- ------------------ ------------------ ------------------ -------------------
J. Buckley Strandberg, Independent           $1,283              None               None               $7,800
Trustee*
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Richard K. Bryant, Trustee*                   None               None               None                None
--------------------------------------- ------------------ ------------------ ------------------ -------------------
Keith A. Lee, Trustee                         None               None               None                None
--------------------------------------- ------------------ ------------------ ------------------ -------------------

  * Resigned effective August 15, 2006.

o Effective December 29, 2006, the section on page 17 of the SAI entitled "Management and Other Service Providers - Trustees and Officers - Compensation of Portfolio Managers" is being amended in its entirety and replaced to read as follows:

     Compensation of Portfolio Managers. The portfolio managers are principals of the Advisor and their compensation varies with the general success of the Advisor as a firm. Each portfolio manager's compensation consists of a fixed annual salary, a discretionary bonus, and possibly equity ownership. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Advisor matches a portion of employees' 401(k) contributions, if any. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level.

o Effective December 29, 2006, the information with respect to John M. Friedman on page 17 of the SAI entitled "Management and Other Service Providers - Trustees and Officers - Ownership of Fund Shares by Portfolio Managers" is being replaced with the following information for Christopher
     J. Fitze:

     Ownership of Fund Shares by Portfolio Managers. The table below shows the amount of Fund equity securities beneficially owned by Christopher J. Fitze as of December 29, 2006 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E =
     $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

     ------------------------------------- ----------------------------------
                                                 Dollar Range of Equity
             Name of Portfolio Manager           Securities in the Fund
     ------------------------------------- ----------------------------------
             Christopher J. Fitze                          A
     ------------------------------------- ----------------------------------

o Effective December 29, 2006, the first paragraph and table on page 17 of the SAI under the section entitled "Management and Other Service Providers

     - Investment Advisor and Other Service Providers - Investment Advisor - Other Accounts Managed by Portfolio Managers" is being amended in its entirety and replaced to read as follows:

     Other Accounts Managed by Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December 29, 2006.

--------------------------------- ---------------------------- --------------------------- ---------------------------
                                    Registered Investment             Other Pooled
                                           Companies                Investment Vehicles            Other Accounts
                                           ---------                -------------------            --------------

         Portfolio                  Number of       Total        Number of       Total      Number of       Total
      Management Team               Accounts        Assets*      Accounts        Assets     Accounts        Assets*
--------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Douglas S. Folk                        2             $44            0             $0           68          $3,535
--------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
     Accounts where advisory           0             $ 0            0             $0            3          $  263
     fee is based upon account
     performance
--------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Christopher J. Fitze                   2             $44            0             $0           68          $3,535
--------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
     Accounts where advisory           0             $ 0            0             $0            3          $  263
     fee is based upon account
     performance
--------------------------------- ------------- -------------- ------------- ------------- ------------- -------------

* In millions of dollars.






























          Investors Should Retain This Supplement for Future Reference
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